PROPERTY AND EQUIPMENT (Details) - MG Cleaners Llc [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Gross	$ 527,518	$ 527,518	$ 522,815
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(341,133)	(302,931)	(226,366)
Property, Plant and Equipment, Net	186,385	224,587	296,449
Land [Member]
Property, Plant and Equipment, Gross	10,000	10,000	10,000
Building and Building Improvements [Member]
Property, Plant and Equipment, Gross	91,500	91,500	91,500
Vehicles [Member]
Property, Plant and Equipment, Gross	283,462	278,462	273,462
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	129,446	130,946	132,446
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment, Gross	$ 13,110	$ 16,610	$ 15,407